Revenues (Tables)	12 Months Ended
Dec. 31, 2015
Revenues Tables
Revenues
	Year Ended
	December 31,
	2013	2014	2015
Time charter revenue	$177,077	$142,461	$118,593
Voyage charter revenue	-	914	-
Ballast bonus	10,878	13,375	9,901
Other income	3,565	3,150	3,881
Total	$191,520	$159,900	$132,375